Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and other liabilities	Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Costs to be paid[1]	536.1	498.6
Personnel-related items	1,599.6	1,734.0
Derivative financial instruments[2]	113.6	93.0
Lease liabilities[3]	306.0	251.4
Provisions	100.8	129.4
Standard warranty reserve	158.9	188.5
Refund liability	309.4	76.2
Other	21.7	28.4
Accrued and other liabilities	3,146.1	2,999.5
Less: non-current portion of accrued and other liabilities	459.5	432.2
Current portion of accrued and other liabilities	2,686.6	2,567.3
1.Costs to be paid includes an amount payable to related parties. For further details, see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments, see Note 25 Financial risk management.
3.For further details on lease liabilities, see Note 14 Right-of-use assets and lease liabilities.

Changes in standard warranty reserve	Total movements in standard warranty reserve for the
years 2025 and 2024 are as follows:

Year ended December 31 (€, in millions)	2024	2025
Balance at beginning of year	142.3	158.9
Additions for the year	210.0	237.9
Utilization of the reserve	(193.5)	(207.9)
Effect of exchange rates	0.1	(0.4)
Balance at end of year	158.9	188.5